Leases, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 773
2024	773
2025	468
2026	379
2027	183
Thereafter	0
Total lease payments	2,576
Less: Imputed interest	(219)
Total present value of operating lease liabilities	2,357
Less: Current portion	(674)	$ (355)
Non-current operating lease liabilities	$ 1,683	$ 1,825